Subsequent Events (Details Narrative)			6 Months Ended		12 Months Ended
	May 11, 2023 shares	Jan. 01, 2023 shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 shares	Jun. 29, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Vested shares issued				9,295,000
Number of shares issued relating to vesting			1,816,773
Number of shares issued settle outstanding debt			250,000
Proceeds from placement | $				$ 75,000
Number of share options outstanding in share-based payment arrangement			10,450,000		11,500,000			7,640,000
Common stock, shares			400,000
Obligation to issue shares | $			$ 260,454		$ 94,210
Number of share options exercised in share-based payment arrangement				1,050,000	3,345,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares							72,536,900
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			500,000
Number of share options outstanding in share-based payment arrangement			500,000
Exercise price | (per share)			$ 0.33	$ 0.44
Common stock, shares			350,000
Number of share options exercised in share-based payment arrangement				350,000
Stock options two [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement			300,000
Exercise price | (per share)			$ 0.11	$ 0.15
Common stock, shares			300,000
Stock options three [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement			350,000
Exercise price | (per share)			$ 0.12	$ 0.16
Common stock, shares			350,000
Stock options four [member]
IfrsStatementLineItems [Line Items]
Settle an obligation			500,000
Obligation to issue shares | $			$ 166,244
Number of share options exercised in share-based payment arrangement				500,000
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued				3,281,000	4,425,062
Number of share options outstanding in share-based payment arrangement			276,000
Common stock, shares						2,000,000
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued	3,005,000	552,000		250,000